Nature of Operations and Going Concern - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Net loss		$ 118,757	$ 206,753	$ 237,896
Loss on extinguishment of liabilities	$ (33,626)		92,374
Operating cash flows		75,917	99,390	$ 82,454
Working capital		49,200	63,600
Accumulated deficit		$ 1,087,049	$ 967,051